CONVERTIBLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of convertible non controlling interest

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Issuance of BEST Asia Series A preferred shares, net of issuance cost	—	191,865	30,108
Net loss attributable to convertible non-controlling interests	—	(30,530)	(4,791)
Adjustment of convertible non-controlling interests	—	30,530	4,791
Balance at end of the year	—	191,865	30,108